Restatement - Restatement of Balance Sheet and Statement of Operations and Stockholders' Equity (Details) - USD ($)		3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Restatement [Line Items]
Accumulated deficit		$ (37,640,000)			$ (37,640,000)			$ (99,913,000)
Additional paid-in capital		389,892,000			389,892,000
Change in fair value of warrant liabilities		39,215,000			39,215,000
Net loss	$ (5,288)	9,480,000			9,480,000
Jaws Acquisition Corp [Member]
Restatement [Line Items]
Warrant liability			$ 71,511,999	$ 67,066,666		$ 67,066,666	$ 71,511,999	90,539,999
Ordinary shares subject to possible redemption			591,432,995	595,977,264		595,977,264	591,432,995	569,661,141
Accumulated deficit	(5,288)		(7,113,121)	(2,568,852)		(2,568,852)	(7,113,121)	(28,884,980)
Additional paid-in capital			12,110,416	7,566,192		7,566,192	12,110,416	33,882,053
Change in fair value of warrant liabilities			(4,445,333)				(4,445,333)	(23,473,333)
Transaction costs				(2,536,382)		(2,536,382)	(2,536,382)	(2,536,382)
Net loss	$ (5,288)		(4,544,269)	(2,560,151)		(2,563,564)	(7,107,833)	(28,879,692)
Class A common stock
Restatement [Line Items]
Class A ordinary shares		17,000			17,000
Class A common stock | Jaws Acquisition Corp [Member]
Restatement [Line Items]
Class A ordinary shares			$ 986	$ 941		$ 941	$ 986	$ 1,203
Basic and diluted net loss per share, Class B								$ 0.00
Class B common stock
Restatement [Line Items]
Class A ordinary shares		$ 31,000			$ 31,000
Class B common stock | Jaws Acquisition Corp [Member]
Restatement [Line Items]
Class A ordinary shares								$ 1,725
Basic and diluted net loss per share, Class B	$ (5,288)		$ (0.27)	$ (0.15)		$ (0.15)	$ (0.42)	$ (1.69)
Previously Reported [Member] | Jaws Acquisition Corp [Member]
Restatement [Line Items]
Ordinary shares subject to possible redemption			$ 662,944,994	$ 663,043,930		$ 663,043,930	$ 662,944,994	$ 660,201,140
Accumulated deficit			(131,406)	(32,470)		(32,470)	(131,406)	(2,875,265)
Additional paid-in capital			5,129,416	5,030,481		5,030,481	5,129,416	7,873,243
Net loss			(98,936)	(23,769)		(27,182)	(126,118)	(2,869,977)
Previously Reported [Member] | Class A common stock | Jaws Acquisition Corp [Member]
Restatement [Line Items]
Class A ordinary shares			$ 271	$ 270		$ 270	$ 271	$ 298
Previously Reported [Member] | Class B common stock | Jaws Acquisition Corp [Member]
Restatement [Line Items]
Basic and diluted net loss per share, Class B			$ (0.01)	$ 0.00		$ 0.00	$ (0.02)	$ (0.18)
Revision of Prior Period, Reclassification, Adjustment [Member] | Jaws Acquisition Corp [Member]
Restatement [Line Items]
Warrant liability			$ 71,511,999	$ 67,066,666		$ 67,066,666	$ 71,511,999	$ 90,539,999
Ordinary shares subject to possible redemption			(71,511,999)	(67,066,666)		(67,066,666)	(71,511,999)	(90,539,999)
Accumulated deficit			(6,981,715)	(2,536,382)		(2,536,382)	(6,981,715)	(26,009,715)
Additional paid-in capital			6,981,000	2,535,711		2,535,711	6,981,000	26,008,810
Change in fair value of warrant liabilities			(4,445,333)				(4,445,333)	(23,473,333)
Transaction costs				(2,536,382)		(2,536,382)	(2,536,382)	(2,536,382)
Net loss			(4,445,333)	(2,536,382)		(2,536,382)	(6,981,715)	(26,009,715)
Revision of Prior Period, Reclassification, Adjustment [Member] | Class A common stock | Jaws Acquisition Corp [Member]
Restatement [Line Items]
Class A ordinary shares			$ 715	$ 671		$ 671	$ 715	$ 905
Revision of Prior Period, Reclassification, Adjustment [Member] | Class B common stock | Jaws Acquisition Corp [Member]
Restatement [Line Items]
Basic and diluted net loss per share, Class B			$ (0.26)	$ (0.15)		$ (0.15)	$ (0.40)	$ (1.51)